Offerings - Offering: 1	Feb. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,257,199,357
Fee Rate	0.01531%
Amount of Registration Fee	$ 192,477.22
Offering Note
Capitalized terms used below but not defined herein have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of January 28, 2025, by and among Zimmer, Inc., Gazelle Merger Sub I, Inc., Paragon 28, Inc. and, for certain provisions set forth therein, Zimmer Biomet Holdings, Inc.
(i)	Title of each class of securities to which the transaction applies: common stock, par value $0.01 per share (the “Company common stock”), of Paragon 28, Inc.
(ii)
Aggregate number of securities to which the transaction applies: As of the close of business on February 24, 2025, the maximum number of shares of Company common stock to which this transaction applies is estimated to be 90,757,121, which consists of:

a.
83,894,974 shares of Company common stock issued and outstanding entitled to receive the per share merger consideration of up to $14.00 per share (the “Aggregate Per Share Merger Consideration”), which consists of a $13.00 per share cash payment upfront and one contingent value right that could result in an additional cash payment of up to $1.00 per share;

	b.	2,527,040 shares of Company common stock subject to outstanding Company RSUs;
c.
1,380,368 shares of Company common stock subject to Company RSUs that have been approved by the compensation committee of the Company Board to be granted prior to the closing of the transaction (“2025 RSUs”);

	d.	483,109 shares of Company common stock subject to outstanding Company PSUs (assuming attainment of 140% of target level of performance);
	e.	2,329,940 shares of Company common stock subject to outstanding and unexercised Company Options that have an exercise price of less than $13.00 (“In the Money Options”);
	f.	117,500 shares of Company common stock subject to outstanding and unexercised Company Options that have an exercise price between $13.00 and $14.00 (“Eligible Options”); and
g.
24,196 estimated shares of Company common stock that may be issued under the Paragon 28, Inc. 2021 Employee Stock Purchase Plan (the “Company ESPP”) prior to the closing of the transaction and entitled to receive the Aggregate Per Share Merger Consideration.

(iii)
Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on February 24, 2025, the underlying value of the transaction was calculated as the sum of:

	a.	the product of 83,894,974 shares of Company common stock issued and outstanding multiplied by the Aggregate Per Share Merger Consideration of $14.00 per share;
	b.	the product of 2,527,040 shares of Company common stock subject to outstanding Company RSUs multiplied by the Aggregate Per Share Merger Consideration of $14.00 per share;
	c.	the product of 1,380,368 shares of Company common stock subject to the 2025 RSUs multiplied by the Aggregate Per Share Merger Consideration of $14.00 per share;
d.
the product of 483,109 shares of Company common stock subject to outstanding Company PSUs (assuming attainment of 140% of target level of performance) multiplied by the Aggregate Per Share Merger Consideration of $14.00 per share;

e.
the product of 2,329,940 In the Money Options and $8.94, which is the difference between the Aggregate Per Share Merger Consideration of $14.00 per share and the In the Money Options’ weighted-average exercise price of $5.06;

f.
the product of 117,500 Eligible Options and $0.29, which is the difference between the Aggregate Per Share Merger Consideration of $14.00 per share and the Eligible Options’ weighted-average exercise price of $13.71; and

g.
the product of 24,196 estimated shares of Company common stock that may be issued under the Company ESPP prior to the closing of the transaction and entitled to receive the Aggregate Per Share Merger Consideration of $14.00 per share (such sum, the “Total Consideration”).

In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00015310.